Document and Entity Information	Total
Risk/Return:
Registrant Name	Optimum Fund Trust
Document Type	485BPOS
Document Period End Date	Mar. 31, 2020
Amendment Flag	false
Central Index Key	0001227523
Document Effective Date	Jul. 29, 2020
Document Creation Date	Jul. 29, 2020
Prospectus Date	Jul. 29, 2020
Entity Inv Company Type	N-1A
Optimum Large Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	OALGX
Optimum Large Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	OCLGX
Optimum Large Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	OILGX
Optimum Large Cap Value Fund | Class A
Risk/Return:
Trading Symbol	OALVX
Optimum Large Cap Value Fund | Class C
Risk/Return:
Trading Symbol	OCLVX
Optimum Large Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	OILVX
Optimum Small-Mid Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	OASGX
Optimum Small-Mid Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	OCSGX
Optimum Small-Mid Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	OISGX
Optimum Small-Mid Cap Value Fund | Class A
Risk/Return:
Trading Symbol	OASVX
Optimum Small-Mid Cap Value Fund | Class C
Risk/Return:
Trading Symbol	OCSVX
Optimum Small-Mid Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	OISVX
Optimum International Fund | Class A
Risk/Return:
Trading Symbol	OAIEX
Optimum International Fund | Class C
Risk/Return:
Trading Symbol	OCIEX
Optimum International Fund | Institutional Class
Risk/Return:
Trading Symbol	OIIEX
Optimum Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	OAFIX
Optimum Fixed Income Fund | Class C
Risk/Return:
Trading Symbol	OCFIX
Optimum Fixed Income Fund | Institutional Class
Risk/Return:
Trading Symbol	OIFIX